Average Annual Total Returns{- Fidelity Michigan Municipal Money Market Fund} - 12.31 Fidelity Michigan Municipal Funds Combo PRO-10 - Fidelity Michigan Municipal Money Market Fund - Fidelity Michigan Municipal Money Market Fund - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.34%	0.57%	0.29%